WARRANTS	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
WARRANTS
Shareholders Equity And Share Based Payments Stock Warrant [Text Block]

12.       WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants:

		Weighted
		Average
	Number of	Exercise Price
	Warrants	($)
Outstanding and exercisable, March 31, 2018 and June 30, 2018	365,974	53.19
Issued in connection with anti-dilution provision connected warrant transaction	67,952	55.71
Issued in connection with anti-dilution provision connected warrant transaction	6,305	34.50
Issued in connection with anti-dilution provision connected warrant transaction	52,590	38.91
Expired	(204,304)	(51.85)
Outstanding and exercisable, March 31, 2019	288,517	40.27
Expired	(163,483)	(38.91)
Outstanding and exercisable June 30, 2019	125,034	20.07

During the quarter ended June 30, 2019, 163,483 warrants expired in accordance with their terms (June 30, 2018 – Nil)

Common share purchase warrants

The following is a summary of common share purchase warrants outstanding after the warrant offer to amend the additional warrant issue and the re-pricing of the warrants as of June 30, 2019.

Exercise	Number of
Price ($)	Warrants	Expiry Date
90.00	15,658	March 31, 2023
37.50	2,667	June 27, 2020
9.375	64,025	August 14, 2022
9.375	42,684	March 31, 2022
	125,034

The weighted-average remaining contractual term of the outstanding warrants was 3.07 years (June 30, 2018 -  2.01 years).

12.	WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Weighted -Average Exercise Price ($)
Outstanding and exercisable, March 31, 2017	117,589	202.50
Exercised	(33,335)	(37.50)
Issued in connection with anti-dilution provision connected warrant transaction	559	112.35
Issued in connection with anti-dilution provision connected warrant transaction	6,275	194.00
Issued in connection to the warrant transaction to the broker	2,667	37.50
Issued in connection with conversion of loans and interest into common shares	106,709	9.375
Issued in connection with conversion of loans and interest into common shares	15,658	90.00
Issued in connection with anti-dilution provision connected with issuance of common shares	136,388	73.02
Issued in connection with anti-dilution provision connected with issuance of common shares	13,464	44.28
Outstanding and exercisable, March 31, 2018	365,974	53.19
Issued in connection with anti-dilution provision connected warrant transaction	67,952	55.71
Issued in connection with anti-dilution provision connected warrant transaction	6,305	34.50
Issued in connection with anti-dilution provision connected warrant transaction	52,590	38.91
Expired	(204,304)	(51.85)
Outstanding and exercisable, March 31, 2019	288,517	40.27

During the year ended March 31, 2019, 204,304 warrants expired in accordance with their terms (March 31, 2018 - Nil)

During the year ended March 31, 2018, the Company consummated an offer to amend and exercise its then outstanding warrants, enabling the holders of the warrants to exercise such warrants for $37.50 per share. The Company received net proceeds of $1,125,038. The Company also converted loans and interest due.

Due to an anti-dilution clause in the warrant agreements for such outstanding warrants during the year ended March 31, 2019, an additional 67,952 warrants were issued to the $73.02 per share warrant holders and 6,305 warrants to the $44.28 per share warrant holders. As a result of the anti-dilution clause, the exercise price of the warrants changed from $73.02 per share to $55.71 per share and from $44.28 per share to $34.50 per share as a result of this warrant transaction. The $34.49 per share warrants expired during the fiscal year ended March 31, 2019.

Furthermore, due to an anti-dilution clause in the warrant agreements for such outstanding warrants during the year ended March 31, 2019, an additional 52,590 warrants were issued to the $55.71 per share warrant holders. As a result of the anti-dilution clause, the exercise price of the warrants changed from $55.71 per share to $38.91 per share as a result of this warrant transaction.

During the fiscal year ended March 31, 2018, an additional 559 warrants were issued to the $120.00 per share warrant holders and 6,275 warrants were issued to the $210.00 per share warrant holders. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants changed from $120.00 per share to $
112.35
per share and from $210.00 per share to $194.00 per share as a result of this warrant transaction.

During the fiscal year ended March 31, 2018, due to an anti-dilution clause in the warrant agreements for such outstanding warrants an additional 13,464 warrants were issued to the $112.35 per share warrant holders and 136,388 warrants were issued to the $194.00 per share warrant holders. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants changed from $112.35 per share to $44.28 per share and from $194.00 per share to $73.02 per share as a result of loan and interest conversion transaction for shares that have been issued and shares that will be issued.

The Company measured the effects of the above transactions, which triggered anti-dilution clause using the binomial option pricing model and recorded a loss for the year ended March 31, 2019 of $24,432 (March 31, 2018 -$74,086) against deficit.

The Company issued 2,667 warrants exercisable at $37.50 per share for four years expiring June 27, 2020 to the firm who facilitated the warrant offer.

The Company issued 15,658 warrants at $90.00 per share which expire in 5 years on March 31, 2023 and 106,709 warrants at $9.375 which also expire on March 31, 2023 in connection with a loan and interest conversion transaction.

Common share purchase warrants

The following is a summary of common share purchase warrants outstanding after the warrant offer to amend the additional warrant issue and the re-pricing of the warrants as of March 31, 2019.

Exercise Price ($)	Number of Warrants	Expiry Date
90.00	15,658	March 31, 2023
38.91	84,562	April 21, 2019
38.91	39,922	May 27, 2019
38.91	38,998	June 30, 2019
37.50	2,667	June 27, 2020
9.375	64,025	August 14, 2022
9.375	42,684	March 31, 2022
	288,517

The weighted-average remaining contractual term of the outstanding warrants was 1.51 years (March 31, 2018 – 2.27 years).

The exercise price and number of underlying shares with respect to the remaining $38.91 per share warrants are expected to be further adjusted pursuant to the anti-dilution provisions therein, as a result of any further issuance of common shares.